Note 10 - Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7:       Equity

Initial Public Offering

The Company completed its initial public offering of 3,000,000 shares of common stock at a price to the public of $6.50 per share on November 14, 2014, whereupon it received aggregate net proceeds of approximately $17,065,000 after deducting underwriting discounts, commissions and other offering expenses. The Company’s underwriters exercised their option to purchase 450,000 additional shares of common stock to cover over-allotments on November 18, 2014, pursuant to which it received aggregate net proceeds of approximately $2,710,000, after deducting underwriting discounts, commissions and expenses.  Also, in conjunction with the IPO, the Company issued warrants to the underwriters for the purchase of 90,000 shares of common stock, which can be exercised between November 10, 2015 and November 10, 2018 at an exercise price of $8.125 per share.

Stock Options

In the six months ended June 30, 2015, the Company granted 61,500 stock options to employees and certain non-employee members of its board of directors with exercise prices ranging from $6.75 - $8.32.

The fair value of the Company’s common stock prior to its IPO was estimated by the Board of Directors at or about the time of grant for each share-based award. At each grant, the board considered a number of factors in establishing a value for the Company’s common stock including its EBITDA, assessments of an amount its shareholders would accept in the private sale of the company, discussions with its investment bankers regarding pricing of the Company’s common stock in an initial public offering and the probability of successfully completing an IPO. Although the methods for determining the fair value of the Company’s common stock are not complex, the board’s estimate of the fair value of the common stock did involve subjectivity, especially assessments of value in a private sale and estimates of value in the public stock market.

Upon the completion of the Company’s IPO, its stock trading price became the basis of fair value of its common stock used in determining the value of share based awards. To the extent the value of the Company’s share based awards involves a measure of volatility, it will rely upon the volatilities from publicly traded companies with similar business models until its common stock has accumulated enough trading history for it to utilize its own historical volatility. The expected life of the options granted is based on the average of the vesting term and the contractual term of the option. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury 10-year yield curve in effect at the date of the grant.

The Company has computed the fair value of all options granted during the six months ended June 30, 2015 and 2014, using the following assumptions:

	Six Months Ended June 30,
	2015			2014
Expected volatility	46%	-	47%	43%	-	46%
Expected dividends		None			None
Expected term (years)	5	-	6.25	5.5	-	7.5
Risk-free rate	1.32%	to	1.74%	0.07%	-	2.05%
Forfeiture rate		20%			None

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2014	314,775	$2.04	$0.92	9.2
Granted at market price	61,500	8.16
Exercised	-	-
Cancelled	-	-
Outstanding at June 30, 2015	376,275	$3.20	$1.46	8.9
Exercisable at June 30, 2015	90,377	$1.91	$0.86	8.7

The intrinsic value of the Company’s stock options outstanding was $2,686,126 at June 30, 2015.

For the three and six months ended June 30, 2015, stock based compensation expense for stock options was $67,468, and $110,996, respectively.  For the three and six months ended June 30, 2014, stock based compensation expense for stock options was $4,395, and $7,157, respectively.  Unrecognized stock-based compensation expense for stock options as of June 30, 2015 was $300,716, which is expected to be recognized ratably over the next 2.9 years.

Restricted Stock

The information below summaries the restricted stock activity:

Restricted Stock Awards	Shares
Outstanding at December 31, 2014	662,375
Restricted stock awards granted	-
Awards forfeited or exercised	-
Outstanding at June 30, 2015	662,375

For the three and six months ended June 30, 2015, stock based compensation expense for restricted stock was $89,744, and $178,503, respectively.  For the three and six months ended June 30, 2014, stock based compensation expense for restricted stock was $9,950, and $19,682, respectively.   Unrecognized stock based compensation expense for restricted stock awards as of June 30, 2015 was $1,019,710 to be recognized ratably over the next 2.9 years.

Note 10:     Equity

Initial Public Offering

We completed our initial public offering of 3,000,000 shares of common stock at a price to the public of $6.50 per share on November 14, 2014, whereupon we received aggregate net proceeds of approximately $17,065,000 after deducting underwriting discounts, commissions and other offering expenses. Our underwriters exercised their option to purchase 450,000 additional shares of common stock to cover over-allotments on November 18, 2014, pursuant to which we received aggregate net proceeds of approximately $2,710,000, after deducting underwriting discounts, commissions and expenses.  Also, in conjunction with the IPO, we issued warrants to the underwriters for the purchase of 90,000 shares of common stock, which can be exercised between November 10, 2015 and November 10, 2018 at an exercise price of $8.125 per share.

Stock Options

In November 2012, we adopted the 2012 Stock Plan (“2012 Plan”). The Plan’s purpose is to attract and retain the best available personnel for positions of substantial responsibility, provide incentives and additional ownership opportunities for employees, directors, and consultants, and generally promote the success of our business. The Plan permits us to grant incentive stock options, non-statutory stock options, restricted stock, stock appreciation rights, performance units and performance shares to employees, directors, and consultants for a period of ten years.

On May 15, 2014, we adopted the 2014 Stock Plan (“2014 Plan”). The 2014 Plan is designed to supersede and replace the 2012 Plan, effective as of the adoption date and set aside 1,513,000 shares of our common stock that may be granted under the 2014 Plan.

On January 1, 2014, we granted stock options to employees to purchase 198,915 shares of the Company.   These options vest over a period of four years from grant date with the exception of 100,125 options that were contingent on the initial public offering that took place on November 14, 2014.  These options vest in 12 monthly installments of 4,171 shares  the first year, 12 monthly installments of 2,503 shares the second year, and 12 monthly installments of 1,670 shares the third year.

On May 15, 2014, we granted stock options to an employee to purchase 72,100 shares of the Company.  These options vest over 16 quarterly installments of 4,450 shares, beginning September 30, 2014.

On November 10, 2014, in conjunction with the initial public offering, 50,000 additional stock options were granted that vest one year after the grant date.

The estimated fair value of each option granted is calculated using the Black-Scholes option-pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding the components of the model, including the estimated fair value of underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to the valuation.

The fair value of our common stock prior to our IPO was estimated by the Board of Directors at or about the time of grant for each share-based award. At each grant, the board considered a number of factors in establishing a value for our common stock including our EBITDA, assessments of an amount our shareholders would accept in the private sale of the company, discussions with our investment bankers regarding pricing of the company’s common stock in an initial public offering and the probability of successfully completing an IPO. Although the methods for determining the fair value of our common stock are not complex, the board’s estimate of the fair value of our common stock did involve subjectivity, especially assessments of value in a private sale and estimates of value in the public stock market.

Since our stock was not publicly traded, expected volatilities were based on volatilities from publicly traded companies with business models similar to ours. Upon the completion of our IPO, our stock trading price became the basis of fair value of our common stock used in determining the value of share based awards. We will rely upon the volatilities from publicly traded companies with similar business models until our common stock has accumulated enough trading history for us to utilize our own historical volatility. The expected life of the options granted is based on the average of the vesting term and the contractual term of the option. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury 10-year yield curve in effect at the date of the grant.

We have computed the fair value of all options granted during the year ended December 31, 2014, using the following assumptions:

	December 31,
	2014			2013
Expected volatility	43%	-	46%	-
Expected dividends		None		-
Expected term (years)	5.5	-	7.5	-
Risk-free rate	0.07%	-	2.05%	-
Forfeiture rate		20%		-

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2013	-	$-	$-
Granted at market price	320,115	2.04
Exercised	-	-
Cancelled	(7,120)	1.20
Outstanding at December 31, 2014	312,995	2.04	0.92	9.2
Exercisable at December 31, 2014	13,072	$1.20	$0.57	9.3

The intrinsic value of our stock options outstanding was $1,357,201 at December 31, 2014.

For the years ended December 31, 2014 and 2013, stock based compensation expense for stock options was $32,105, and $0, respectively.  Unrecognized stock-based compensation expense for stock options for the year ended December 31, 2014 was $201,909, which is expected to be recognized ratably over the next 2.0 years.

Restricted Stock

On January 1, 2014, we granted restricted stock awards to an executive and a consultant to earn an aggregate of 567,375 shares of our stock. The restricted stock was granted in two tranches. The first tranche vests over a period of four years from the grant date.  The second tranche began vesting upon completion of our initial public offering on November 14, 2014 over a three year period.  The fair market value of the 567,375 shares of restricted stock was valued at $1.20 per share, determined by our Board of Directors, totaling approximately $679,000 to be recognized ratably as the stock is vested.

On December 16, 2014, we granted restricted stock to an executive to earn 95,000 shares of our common stock.  These shares vest over a four year period from the grant date.  The estimated fair market value of these shares was valued at $6.20 per share, based on our stock trading price, totaling approximately $589,000 to be recognized ratably as the stock is vested.

The information below summaries the restricted stock activity:

Restricted Share Awards	Shares
Outstanding at December 31, 2013	-
Restricted stock awards granted	662,375
Awards forfeited or exercised	-
Outstanding at December 31, 2014	662,375
Remaining available to be issued	42,950

For the years ended December 31, 2014 and 2013, stock based compensation expense for restricted stock awards was $69,725, and $0, respectively.  Unrecognized stock based compensation expense for restricted stock awards as of December 31, 2014 was $1,198,212 to be recognized ratably over 3.4 years.

Warrants

In conjunction with the IPO, we issued warrants to the underwriters for the purchase of 90,000 shares of common stock, which can be exercised between November 10, 2015 and November 10, 2018 at an exercise price of $8.125 per share.  For the year ended December 31, 2014, a net expense of $113,929 was recorded against proceeds under additional paid in capital, associated with these awards. The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on November 10, 2018 and have a remaining contractual life of 3.9 years as of December 31, 2014.

We have computed the fair value of all warrants granted during the year ended December 31, 2014, using the following assumptions:

	December 31,
	2014	2013
Volatility	33%	-
Risk-free interest rate	0.78%	-
Expected term (years)	4.0	-

The information below summarizes the warrants:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value

Outstanding at December 31, 2013	-	$-

Granted	90,000	8.13

Outstanding at December 31, 2014	90,000	$8.13	3.9	$-

Exercisable at December 31, 2014	-	$-	-	$-

Preferred Stock

We have 50,000 shares authorized as preferred stock. The preferred stock is senior to common stock and each share has the same voting rights as the common stockholders. The liquidation preference is equal to the stated value of the stock plus any dividends declared but unpaid at the time of a liquidation event. The preferred shares are convertible to common stock at the option of the holder at a rate of one share of preferred stock for 53.4 shares of common stock. On November 14, 2014, the holders of our preferred stock converted all 25,000 outstanding shares of preferred stock to 1,335,000 shares of common stock.

Common Stock

On November 26, 2012, the Board declared a dividend of 29 shares of our common stock on each share of common stock outstanding as of December 1, 2012. The stock dividend was effective and payable automatically as of the effective date of the Certificate of Amendment to our Certificate of Incorporation which was January 9, 2013. The stock dividend has been accounted for as a stock split and retroactively reflected in these consolidated financial statements. On September 16, 2014, the Board declared a second stock dividend of .78 shares of common stock for each share of common stock outstanding as of September 15, 2014. The second stock dividend was effective and payable automatically as of the effective date of the Company’s Amended and Restated Certificate of Incorporation, which was September 17, 2014.  This stock dividend has been accounted for as a stock split and retroactively reflected in these consolidated financial statements.

On January 9, 2013, a Certificate of Amendment of Certificate of Incorporation was filed with the Delaware Secretary of State. This amendment authorized us to increase the number of common stock shares from 150,000 to 4,000,000. A subsequent Certificate of Amendment of Certificate of Incorporation was filed on December 24, 2013, authorizing us to increase the number of common stock shares to 4,250,000. An Amended and Restated Certificate of Incorporation was filed on September 17, 2014, authorizing us to increase the number of common stock shares to 20,000,000.

Treasury Stock

In December 2013, we exercised our right of first refusal under the terms of a Stockholders Agreement dated March 10, 2010 to repurchase 534,000 shares of our common stock. The shares were purchased for $0.45 per share or $240,000 in cash along with the issuance of an option to repurchase the 534,000 shares. We had the right to call the option upon a 15% change in ownership. The repurchased shares were recorded as treasury stock, at cost in the amount of $791,638, and are available for general corporate purposes. The option is classified in equity as it is considered indexed to our stock and meets the criteria for classification in equity.  The option was granted to the seller for a term of 8 years.  The option contained the following exercise prices:

Year 1	$0.56
Year 2	$0.68
Year 3	$0.84
Year 4	$1.03
Year 5	$1.28
Year 6	$1.59
Year 7	$1.97
Year 8	$2.45

Consideration given in the form of the option was valued using a Binomial Lattice-Based model resulting in a fair value of $1.03 per share option for a total fair value of $551,638. The option was valued using the Binomial Lattice-Based valuation methodology because that model embodies all of the relevant assumptions that address the features underlying the instrument. Significant assumptions were as follows:

Market value of underlying common stock		$1.20
Term (years)	1	–	8
Strike price	$0.56	–	$2.45
Volatility	27.03%	–	45.64%
Risk-free interest	0.13%	–	2.45%